Description of Business (Details Narrative)	6 Months Ended
	Jun. 30, 2025 Entity shares	Dec. 31, 2024 shares
Formation date	August 7, 2007
Country of incorporation	Republic of the Marshall Islands
Common units outstanding	29,093,133	29,694,433
General partner units oustanding	622,296	622,296
Number of entity affiliated | Entity	4
Navios Holdings [Member]
Common units outstanding	4,672,314
Ownership percentage of Navios Holdings	17.30%
Olympos Maritime Ltd [Member]
General partner units oustanding	622,296
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	2.10%